SHARE PURCHASE WARRANTS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($) shares
SHARE PURCHASE WARRANTS
Number of warrants, beginning | shares	55,006,475
Expiry of share purchase warrants | shares	(55,006,475)
Number of warrants, ending | shares	0
Warrant Liability, beginning | $	$ 0
Expiry of share purchase warrants | $	0
Warrant Liability, ending | $	$ 0